Current Financial Assets - Movement in current financial assets (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Movement in current financial assets
Current financial assets, beginning balance	$ 10,000,880
Impairment	(10,000,880)
Current financial assets, ending balance	$ 0